Balances and Transactions With Related Parties - Schedule of Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Receivables	$ 6,290	$ 17,204
Payables	2,827	7,187
Revenues	23,684	29,819
Expenses	73,472	58,880
SP SYN Participacoes S.A. [member]
Disclosure of transactions between related parties [line items]
Receivables		13,853
Revenues	585	860
OceanAir Linhas Aereas, S.A. [member]
Disclosure of transactions between related parties [line items]
Receivables	6,199	1,725
Payables	1,078	4,264
Revenues	23,062	28,906
Expenses	58,479	33,888
Aerovias Beta Corp. [member]
Disclosure of transactions between related parties [line items]
Receivables		977
Aeromantenimiento, S.A. [member]
Disclosure of transactions between related parties [line items]
Receivables	10	17
Expenses		622
Transportadora del Meta S.A.S. [member]
Disclosure of transactions between related parties [line items]
Receivables	13
Payables	569	222
Revenues	19	18
Expenses	4,781	3,444
Empresariales S.A.S. [member]
Disclosure of transactions between related parties [line items]
Payables	364	467
Revenues	5	3
Expenses	3,511	10,107
Global Operadora Hotelera S.A.S [member]
Disclosure of transactions between related parties [line items]
Receivables	9	8
Payables	532	636
Revenues	7	9
Expenses	5,954	5,340
Synergy Aerospace Corp. [member]
Disclosure of transactions between related parties [line items]
Receivables		512
Payables		1,262
Expenses		4,201
Corporacion Hotelera Internacional S.A. [member]
Disclosure of transactions between related parties [line items]
Payables	203	83
Expenses	745	432
Other [member]
Disclosure of transactions between related parties [line items]
Receivables	59	112
Payables	81	253
Revenues	6	23
Expenses	2	846
Short Term [member]
Disclosure of transactions between related parties [line items]
Receivables	6,290	17,204
Payables	$ 2,827	$ 7,187